Earnings Per Share - SBH	12 Months Ended
Sep. 30, 2017
Earnings Per Share - SBH [Abstract]
Earnings Per Share - SBH

NOTE 21 - EARNINGS PER SHARE - SBH

Basic earnings per share is computed by dividing net income attributable to controlling interest by the weighted average number of common shares outstanding for the period. Diluted earnings per share reflects the dilution that would occur if restricted stock units were converted into common shares that then shared in the net income of the entity available to common shareholders, as long as their effect is not antidilutive. In computing diluted earnings per share, basic earnings per share is adjusted for the assumed issuance of potentially diluted share-based awards, including restricted stock units. The Company uses the treasury stock method to reflect dilution of restricted stock units.

The reconciliation of the numerator and denominator of the basic and diluted earnings per share calculation and the anti-dilutive shares for the years ended September 30, 2017, 2016 and 2015, are as follows:

(in millions, except per share amounts)	2017	2016	2015
Numerator
Net income from continuing operations attributable to controlling interest	$125.0	$280.0	$49.9
Income from discontinued operations attributable to controlling interest	170.8	77.1	99.0
Net income attributable to controlling interest	295.8	357.1	148.9
Denominator
Weighted average shares outstanding - basic	58.6	59.3	55.6
Dilutive shares	0.4	0.3	0.3
Weighted average shares outstanding - diluted	59.0	59.6	55.9
Earnings per share
Basic earnings per share from continuing operations	$2.13	$4.72	$0.90
Basic earnings per share from discontinued operations	2.91	1.30	1.78
Basic earnings per share	$5.04	$6.02	$2.68
Diluted earnings per share from continuing operations	$2.12	$4.70	$0.90
Diluted earnings per share from discontinued operations	2.90	1.29	1.76
Diluted earnings per share	$5.02	$5.99	$2.66
Weighted average number of anti-dilutive shares excluded from denominator
Restricted stock units	0.2	0.1	0.1

Performance based restricted stock units are considered anti-dilutive if the performance targets upon which the issuance of the shares is contingent have not been achieved and the respective performance period has not been completed as of the end of the current period.